Vessels, Net, Acquisitions - 20F (Details) $ in Thousands													9 Months Ended		12 Months Ended
	Aug. 10, 2016 USD ($) shares	Dec. 07, 2015 USD ($)	Nov. 10, 2015 USD ($)	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($) shares	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Aug. 06, 2015 Vessel	Mar. 19, 2015 USD ($) t	Mar. 18, 2015 USD ($) shares	Dec. 23, 2014 t	Sep. 30, 2016 USD ($) t	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel t	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Vessels, Net [Abstract]
Equity injection for vessel acquired	$ 4,080												$ 4,080	$ 10,691	$ 13,820	$ 3,204	$ 0
Shares issued to finance vessels acquired (in shares) | shares	1,180,000
Number of vessels | Vessel															8
Leadership [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t										171,199		171,199
Purchase price of vessel										$ 17,127
Loan issued for acquired vessel										8,750
Convertible promissory note issued for vessel acquired										$ 3,827
Equity injection for vessel acquired											$ 4,550
Shares issued to finance vessels acquired (in shares) | shares											5,000,100
Premiership [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													170,024		170,024
Purchase price of vessel								$ 29,951
Loan issued for acquired vessel								25,420
Convertible promissory note issued for vessel acquired								1,030
Equity injection for vessel acquired								$ 3,501
Shares issued to finance vessels acquired (in shares) | shares								3,889,980
Gladiatorship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													56,819		56,819
Purchase price of vessel							$ 16,336
Loan issued for acquired vessel							13,643
Convertible promissory note issued for vessel acquired							303
Equity injection for vessel acquired							$ 2,390
Shares issued to finance vessels acquired (in shares) | shares							2,655,740
Geniuship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													170,057		170,057
Purchase price of vessel						$ 27,597
Guardianship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													56,884		56,884
Purchase price of vessel					$ 17,168
Loan issued for acquired vessel					13,642
Convertible promissory note issued for vessel acquired					397
Equity injection for vessel acquired					$ 3,129
Shares issued to finance vessels acquired (in shares) | shares					3,476,520
Gloriuship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													171,314		171,314
Purchase price of vessel				$ 16,833
Squireship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													170,018		170,018
Purchase price of vessel			$ 34,922
Loan issued for acquired vessel			33,750
Convertible promissory note issued for vessel acquired			$ 1,172
Championship [Member]
Vessels, Net [Abstract]
Dead weight tonnage | t													179,238		179,238
Purchase price of vessel		$ 41,750
Loan issued for acquired vessel		39,412
Convertible promissory note issued for vessel acquired		$ 2,338
Dry Bulk Vessel [Member]
Vessels, Net [Abstract]
Number of vessels | Vessel									7
Capesize Vessel [Member]
Vessels, Net [Abstract]
Number of vessels | Vessel									5
Supramax Vessel [Member]
Vessels, Net [Abstract]
Number of vessels | Vessel									2